Service Shares Prospectus | GuideMark® Core Fixed Income Fund
GuideMark® Core Fixed Income Fund
Investment Objective
GuideMark® Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Service Shares Prospectus GuideMark® Core Fixed Income Fund Service Shares
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.54%
Administrative Service Fees	0.25%
All Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.31%
Amount of Expense Recoupment	0.01%	[2]
Total Annual Fund Operating Expenses (After Expense Recoupment)	1.32%	[1],[2]
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[2]	AssetMark, Inc. ("AssetMark" or the "Advisor") has contractually agreed through July 31, 2016, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.29% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2016 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recapture waived fees and expenses borne for a three-year period under specified conditions.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects adjustments made to the Fund’s operating expenses due to the expense recoupment by the Advisor for the 1-year number only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Service Shares Prospectus | GuideMark® Core Fixed Income Fund | Service Shares | USD ($)	134	416	719	1,580

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 185.11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  From time to time, the Fund may have little or no assets allocated to any one particular sub-advisor, as determined by the Advisor in its sole discretion. The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective.  The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”).  As the Federal Reserve reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise.  These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Maturity Risk:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns).  Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account.  A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund used different investment strategies.  The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® CORE FIXED INCOME FUND – SERVICE SHARES Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2009	7.15%
Worst Quarter:	Quarter ended September 30, 2008	-3.91%

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Service Shares Prospectus - GuideMark® Core Fixed Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Service Shares	Return Before Taxes	(0.35%)	2.31%	3.58%
After Taxes on Distributions | Service Shares	Return After Taxes on Distributions	(1.25%)	1.55%	2.46%
After Taxes on Distributions and Sale of Fund Shares | Service Shares	Return After Taxes on Distributions and Sale of Fund Shares	(0.02%)	1.51%	2.38%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.